Vanguard Intermediate-Term Treasury Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 5-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.22%	(0.70%)		1.01%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.38%	(0.02%)		1.13%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.26%)	(1.21%)		0.06%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.81%	(0.48%)		0.43%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.48%	0.08%		1.23%